Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 119,385
Expiration period	5 years
Argentina | 2018
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 20,543
Argentina | 2019
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	82,262
Argentina | 2020
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	16,580
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	114,479
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 2,458
Expiration period	5 years
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 28,263